Cover	Sep. 03, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2021
Entity File Number	001-40613
Entity Registrant Name	StoneBridge Acquisition Corporation
Entity Central Index Key	0001844981
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Suite 8500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	646
Local Phone Number	314-3555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unit [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	APACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	APAC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share for $11.50 per share
Trading Symbol	APACW
Security Exchange Name	NASDAQ